UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

Semi-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to the Financial Statements	8
Disclosure of Fund Expenses	16
Supplemental Information	17

The Fund will file its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1-855-888-9892; and (ii) on the Commission’s website at http://www.sec.gov.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 6.8%
Consumer Discretionary — 6.8%
Despegar.com*	50,242	$903,853
MercadoLibre*	54,820	25,150,868
Total Argentina		26,054,721

Brazil — 2.1%
Consumer Discretionary — 2.1%
B2W Cia Digital*	312,231	4,022,932
CVC Brasil Operadora e Agencia de Viagens	257,100	4,027,632
Total Brazil		8,050,564

China — 50.8%
Communication Services — 26.8%
58.com ADR*	152,588	11,125,191
Autohome ADR*	113,582	10,682,387
Baidu ADR*	121,231	19,704,887
Bitauto Holdings ADR*	66,673	1,304,124
Changyou.com ADR*	29,628	604,411
Fang Holdings ADR*	518,778	809,294
HUYA ADR*	56,180	1,451,691
iQIYI ADR*	406,929	11,052,192
Momo ADR*	249,179	8,265,267
NetEase ADR	92,663	20,684,235
SINA*	111,356	7,502,054
Sogou ADR*	175,743	1,094,879
Sohu.com ADR*	17,809	357,249
Weibo ADR*	51,277	3,704,763
YY ADR*	61,011	4,301,275
		102,643,899

Description	Shares	Fair Value

Consumer Discretionary — 20.0%
Alibaba Group Holding ADR*	163,724	$29,966,404
Baozun ADR*	29,540	1,106,273
Ctrip.com International ADR*	547,730	18,694,025
JD.com ADR*	744,329	20,625,357
Secoo Holding ADR*	65,526	617,910
Uxin ADR*	434,756	2,004,225
Vipshop Holdings ADR*	541,135	3,885,349
		76,899,543
Financials — 2.1%
LexinFintech Holdings ADR*	192,919	2,247,506
PPDAI Group ADR*	283,525	1,366,591
Qudian ADR*	462,078	2,911,092
Yirendai ADR	101,568	1,423,983
		7,949,172
Industrials — 1.5%
51job ADR*	80,273	5,800,527

Information Technology — 0.4%
21Vianet Group ADR*	124,757	1,177,706
Cheetah Mobile ADR*	62,382	455,388
		1,633,094
Total China		194,926,235

Germany — 2.4%
Consumer Discretionary — 2.4%
Delivery Hero*	180,837	7,017,758
Rocket Internet*	88,811	2,091,360
Total Germany		9,109,118

Hong Kong — 10.8%
Communication Services — 8.3%
China Literature*	348,800	1,664,063
Tencent Holdings	704,392	30,132,594
		31,796,657
Financials — 0.8%
Chong Sing Holdings FinTech Gr*	29,784,000	273,185
ZhongAn Online P&C Insurance, Cl H*	705,900	2,652,813
		2,925,998
Industrials — 0.1%
HC Group*	910,197	555,408

Information Technology — 1.6%
Kingdee International Software Group	4,437,000	4,804,517
Meitu*	3,557,500	1,454,760
		6,259,277
Total Hong Kong		41,537,340

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 28, 2019 (Unaudited) (Concluded)

Description	Shares	Fair Value

India — 1.5%
Communication Services — 0.8%
Info Edge India	114,016	$2,868,825

Consumer Discretionary — 0.7%
MakeMyTrip*	98,450	2,779,243
Total India		5,648,068

Russia — 6.6%
Communication Services — 6.3%
Mail.Ru Group GDR*	314,129	7,476,270
Yandex, Cl A*	489,955	16,854,452
		24,330,722
Information Technology — 0.3%
QIWI ADR*	82,156	1,156,757
Total Russia		25,487,479

South Africa — 7.2%
Communication Services — 0.2%
MultiChoice Group*	123,355	921,653

Consumer Discretionary — 7.0%
Naspers, Cl N	123,355	26,718,640
Total South Africa		27,640,293

South Korea — 10.7%
Communication Services — 10.4%
AfreecaTV	12,915	525,350
Com2uSCorp	15,185	1,644,468
Kakao	84,069	7,736,411
NAVER	155,581	18,398,038
NCSoft	25,011	10,251,686
NHN Entertainment*	17,680	1,163,261
		39,719,214
Information Technology — 0.3%
Cafe24*	10,706	1,124,192
Total South Korea		40,843,406

Taiwan — 0.2%
Consumer Discretionary — 0.2%
PChome Online*	156,058	714,967
Total Taiwan		714,967

Description	Shares	Fair Value

Thailand — 0.9%
Communication Services — 0.9%
Sea ADR*	167,180	3,594,370
Total Thailand		3,594,370

Total Common Stock
(Cost $407,260,170)		383,606,561

Total Investments in Securities — 100.0%
(Cost $407,260,170)		$383,606,561

Percentages are based on Net Assets of $383,610,082.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended February 28, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

Assets:
Investments at Cost	$407,260,170
Investments at Fair Value	$383,606,561
Cash and Cash Equivalents	140,517
Dividends Receivable	161,112
Total Assets	383,908,190

Liabilities:
Payable for Foreign Currency Due to Custodian (Proceeds $57)	62
Advisory Fees Payable	239,114
Accrued Foreign Capital Gains Tax on Appreciated Securities	58,932

Total Liabilities	298,108

Net Assets	$383,610,082

Net Assets Consist of:
Paid-in Capital	$440,298,348
Total Distributable Loss	(56,688,266)

Net Assets	$383,610,082

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	12,050,000
Net Asset Value, Offering and Redemption Price Per Share	$31.83

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statement of Operations

For the period ended February 28, 2019 (Unaudited)

Investment Income:
Dividend Income	$333,941
Interest Income	6,368
Less: Foreign Taxes Withheld	(53,670)

Total Investment Income	286,639

Expenses:
Advisory Fees	1,437,035

Total Expenses	1,437,035

Net Investment Loss	(1,150,396)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments(1)	(10,149,125)
Net Realized Loss on Foreign Currency Transactions	(25,185)
Net Change in Unrealized Depreciation on Investments	(2,896,384)
Net Change in Unrealized Depreciation on Foreign Currency Translations	(834)
Accrued Foreign Capital Gains Tax on Appreciated Securities	27,035

Net Realized and Unrealized Loss on Investments	(13,044,493)

Net Decrease in Net Assets Resulting from Operations	$(14,194,889)

(1)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 to Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	EMQQ The Emerging Markets Internet & Ecommerce ETF
	Period Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations:
Net Investment Loss	$(1,150,396)	$(2,557,036)
Net Realized Gain (Loss) on Investments, Foreign Taxes on Realized Gains and Foreign Currency Transactions(1)	(10,174,310)	684,119
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations and Accrued Foreign Capital Gains Tax on Appreciated Securities	(2,870,183)	(47,252,402)

Net Decrease in Net Assets Resulting from Operations	(14,194,889)	(49,125,319)

Distribution(2)	—	(3,698,365)

Capital Share Transactions:
Issued	48,037,016	250,171,539
Redeemed	(31,931,970)	(87,308,038)

Increase in Net Assets from Capital Share Transactions	16,105,046	162,863,501

Total Increase in Net Assets	1,910,157	110,039,817

Net Assets:
Beginning of Period	381,699,925	271,660,108
End of Period(3)	$383,610,082	$381,699,925

Share Transactions:
Issued	1,650,000	6,300,000
Redeemed	(1,150,000)	(2,400,000)

Net Increase in Shares Outstanding from Share Transactions	500,000	3,900,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 to Financial Statements).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).
(3)	Includes distribution in excess of net investment income of $(2,475,018) as of August 31, 2018. The SEC eliminated the requirement to disclose distribution in excess of net investment income on November 5, 2018 (See Note 8).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended February 28, 2019 (unaudited and years ended August 31,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Portfolio Turnover(2)
2019†	$33.05	$ (0.10)	$ (1.12)	$(1.22)	$—	$—	$—	$31.83	$31.85	(3.69)%	$383,610	0.86%(4)	(0.69)%(4)	14%
2018	35.51	(0.23)	(1.87)	(2.10)	(0.14)	(0.22)	(0.36)	33.05	33.01	(6.05)	381,700	0.86	(0.59)	33
2017	25.88	(0.05)	9.85	9.80	(0.17)	—	(0.17)	35.51	35.56	38.23	271,660	0.86	(0.17)	17
2016	19.90	(0.15)	6.15	6.00	(0.02)	—	(0.02)	25.88	25.86	30.15	18,117	0.86	(0.68)	31
2015(3)	26.00	(0.13)	(5.97)	(6.10)	—	—	—	19.90	19.97	(23.46)	9,950	0.86(4)	(0.67)(4)	28

*	Per share data calculated using average shares method.
†	For the six-month period ended February 28, 2019 (unaudited).
(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(3)	Commenced operations November 12, 2014.
(4)	Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the U.S. Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE, Arca Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Fund is monitoring and recording accrued Indian Capital Gains Tax of $58,932 as of February 28, 2019, please refer to the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of at least 50,000 Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$ 750	$1,591,500	$ 750

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balances with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposits Securities on the Statement of Assets and Liabilities.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Big Tree Capital LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreements

The Sub-Adviser, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Funds may execute brokerage or other agency transactions through registered broker dealer affiliates of either of the Funds, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the period ended February 28, 2019, the Fund paid commissions to affiliated brokers in the amount of $1,125.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2019, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$ 24,912,195	$ 20,668,851

There were no purchases or sales of long-term U.S. Government securities by the Fund.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended February 28, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Loss
EMQQ The Emerging Markets Internet & Ecommerce ETF	$ 40,942,875	$ 27,221,207	$ (421,936)

For the year ended August 31, 2018, the Fund had $18,345,678 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends paid during the years ended August 31, 2018 and August 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet & Ecommerce ETF
2018	$ 2,628,803	$ 1,069,562	$3,698,365
2017	197,079	—	197,079

As of August 31, 2018, the components of tax basis accumulated losses were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF
Post-October Losses	$(9,619,336)
Capital Loss Carryforwards	(2,693,718)
Late-Year Loss Deferral	(1,219,223)
Unrealized Depreciation	(28,961,100)
Total Accumulated Losses	$(42,493,377)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2017 through August 31, 2018, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through August 31, 2018 and specified losses realized on investment transactions from November 1, 2017 through August 31, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Losses Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF
2018	$ 1,979,758	$ 713,960	$ 2,693,718

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at February 28, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$407,260,170	$ 38,440,909	$ (62,094,518)	$ (23,653,609)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in China Risk.

As of the date of this report, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Internet Companies Risk

The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2019 (Unaudited) (Concluded)

‘

6. RISKS OF INVESTING IN THE FUND (continued)

Technology Sector Risk

The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

7. OTHER

At February 28, 2019, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Net Investment Income	$(1,442,738)
Net Realized Gains	(2,255,627)
Total Distributions	$(3,698,365)

9. NEW ACCOUNTING PRONOUCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1 2018, to February 28, 2019) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$ 1,000.00	$963.10	0.86%	$ 4.19
Hypothetical 5% Return	$ 1,000.00	$1,020.53	0.86%	$ 4.31

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management, LLC

4 Orinda Way, 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-SA-001-0500

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 7, 2019